Summary of Significant Accounting Policies: Organization Expenditures (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Organization Expenditures	Organization Expenditures – Organizational expenditures are expensed as incurred for SEC filings, but capitalized and amortized for income tax purposes.